Borrowings	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Borrowings	Borrowings
Accounting policy
Borrowings are financial liabilities initially recognized at fair value, net of transaction costs incurred in the transaction and are subsequently stated at amortized cost.
Any difference between the borrowed amounts (net of transaction costs) and total payments is recognized in the statements of profit or loss over the year during which the borrowings are outstanding using the effective interest rate method.

	2024	2023

Borrowing in Colombia	114,312	71,562
Borrowings in Brazil	1,111,258	893,913

Total borrowings	1,225,570	965,475
The Group’s borrowings are contracted for the purpose of strengthening the working capital and have repayment terms scheduled in conjunction with the operating cycles of each harvest.
(a)Debt composition

	Average interest rate June 30, 2024 (i)	2024	Average interest rate June 30, 2023 (i)	2023
Debt contracts in Brazil in:
R$, indexed to CDI (ii)	14.52%	946,741	16.62%	725,563
R$, with fixed interest	12.77%	61,280	8.76%	8,590
U.S. Dollars, with fixed interest	8.64%	103,237	4.03%	159,760
Debt contracts in Colombia in:
COP, indexed to IBR (iii)	11.75%	114,312	15.43%	69,862
COP, with fixed interest			15.72%	1,700

Total		1,225,570		965,475

Current		1,190,961		922,636
Non-current		34,609		42,839
(i)In order to determine the average interest rate for debt contracts with floating rates, the Group used the rates prevailing during the years.
(ii)Brazilian reais denominated debt that bears interest at the CDI Rate (see Note 7 for a definition of those indexes), plus spread.
(iii)Colombian peso-denominated debt that bears interest at the IBR rate (see Note 7 for a definition of those indexes), plus spread.
(b)Movement in borrowings

At June 30, 2021	242,404

Proceeds from borrowings	615,984
Repayment of principal amount	(299,613)
Accrued interest	74,081
Borrowings from acquired companies	85,097
Interest payment	(7,401)

At June 30, 2022	710,552

At June 30, 2022	710,552

Proceeds from borrowings	1,449,445
Repayment of principal amount	(1,456,017)
Accrued interest	319,557
Borrowings from acquired companies	25,756
Exchange rate translation	11,921
Interest payment	(95,739)

At June 30, 2023	965,475

At June 30, 2023	965,475

Proceeds from borrowings	2,565,490
Repayment of principal amount	(2,368,806)
Accrued interest	226,755
Borrowings from acquired companies	61,793
Foreign exchange differences	17,215
Exchange rate translation	(786)
Interest payment	(241,566)

At June 30, 2024	1,225,570
(c)Schedule of maturity of non-current portion of borrowings
The installments are distributed by maturity year:

	2024	2023

2024	—	726
2025	1,237	15,452
2026	2,732	1,376
2027	21,253	25,285
2028	9,387	—

Total	34,609	42,839
(d)Covenants
The Group has no financial covenants related to borrowings as of June 30, 2024.
Agribusiness Receivables Certificates
(a)Composition

	Maturity	Average interest rate June 30, 2024	2024

Serie I	December 22, 2027	CDI + 3.00%	69,006
Serie II	December 22, 2027	14.20%	351,912
Transaction cost			(15,353)

Total			405,565

Current			918
Non-current			404,647

(b)Movement in Agribusiness Receivables Certificates

At June 30, 2023	—

Proceeds from borrowings	420,000
Transaction cost	(17,741)
Transaction cost amortization	2,388
Accrued interest	28,535
Interest payment	(27,617)

At June 30, 2024	405,565
(c)Covenants
This debt includes covenants related to the level of indebtedness of the subsidiary Lavoro Agro Holding S.A. (this entity encompasses our distribution operations in Brazil), requiring it to maintain a net debt to Adjusted EBITDA ratio of not more than 2.5x, to be calculated as of June 30 of each year. As of June 30, 2024, Lavoro Agro Holding S.A. was in compliance with the covenants agreed upon with the financial institution and reached 1.7x (below the CRA target of 2.5x).
The Company also has loan and financing agreements that include non-financial covenants, which monitor events of default related to fraud, bankruptcy, and environmental compliance.